Note 26 - Provisions - Changes in Provisions (Details) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Statement Line Items [Line Items]
Balance	R$ 681.6
Effect of changes in foreign	(22.4)
Additions	424.9
Provisions used and reversed	(484.9)
Balance	599.2
Restructuring provision [member]
Statement Line Items [Line Items]
Balance	8.1
Effect of changes in foreign	0.7
Additions
Provisions used and reversed
Balance	8.8
Provision for taxes other than income tax [member]
Statement Line Items [Line Items]
Balance	226.3
Effect of changes in foreign	0.9
Additions	170.8
Provisions used and reversed	(260.2)
Balance	137.8
Provision for income tax [member]
Statement Line Items [Line Items]
Balance	157.0
Effect of changes in foreign	5.3
Additions	7.6
Provisions used and reversed	(0.6)
Balance	169.3
Provisions for labor [member]
Statement Line Items [Line Items]
Balance	129.5
Effect of changes in foreign	(18.4)
Additions	165.0
Provisions used and reversed	(157.9)
Balance	118.2
Legal proceedings provision [member]
Statement Line Items [Line Items]
Balance	35.2
Effect of changes in foreign	(0.3)
Additions	53.4
Provisions used and reversed	(33.4)
Balance	54.9
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Balance	125.5
Effect of changes in foreign	(10.6)
Additions	28.1
Provisions used and reversed	(32.8)
Balance	110.2
Total contingent provisions [member]
Statement Line Items [Line Items]
Balance	673.5
Effect of changes in foreign	(23.1)
Additions	424.9
Provisions used and reversed	(484.9)
Balance	R$ 590.4